Summary of significant accounting policies - Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Right-of-Use Assets Activity [Roll Forward]
Opening net book amount	$ 0
Initial recognition of right-of-use assets	204,937	$ 204,937
Reclassifications from Trade and other receivables, net	0
Closing net book amount	204,937	0
Lease Liabilities Activity [Roll Forward]
Lease liabilities	0
Initial recognition of lease liabilities	(204,937)
Reclassifications to lease liabilities from trade and other receivables, net	26,794
Lease liabilities	$ (178,143)	$ 0